Inventories, Net - Schedule of Inventories (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Inventories, Net [Abstract]
Goods in transit					$ 659,367
Inventories	6,928,028	5,399,445			6,394,991
Less: Allowance for inventories write-down	(832,677)	(648,957)	$ (804,463)	$ (626,968)	(804,463)	$ (748,048)
Inventories, net	$ 6,095,351	$ 4,750,488	$ 6,249,895		$ 6,249,895